Homebuilding debt and other affiliate debt - Activity (Details) - USD ($)			1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Feb. 27, 2023	Jul. 31, 2021	Mar. 31, 2023	Mar. 30, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Homebuilding debt and other affiliate debt
Proceeds from other affiliate debt				$ 136,773		$ 2,154,624	$ 10,851,187	$ 10,025,865	$ 13,259,394
Settlement of co-obligor debt to other affiliates				8,340,545			(21,160)
Outstanding Debt Balance				0
Repayments of other affiliate debt							918,453	5,624,330	7,499,472
Amortization of deferred financing costs				120,988		85,782	404,146	421,186	408,674
Wells Fargo Bank
Homebuilding debt and other affiliate debt
Borrowing capacity			$ 150,000,000
Credit facility term			3 years
Extension period			1 year
Remaining availability	$ 40,827,014			40,827,014			32,044,028	50,627,362
Minimum tangible net worth, dollar component				$ 70,000,000	$ 65,000,000		$ 65,000,000
Minimum tangible net worth, income component as percent of after-tax income					25.00%		25.00%
Minimum liquidity				15000000.00%			15000000.00%
Minimum cash amount				7500000.00%			7500000.00%
Deferred loan costs capitalized				$ 469,585			$ 141,245	1,264,403	337,500
Amortization of deferred financing costs				120,988		85,782	$ 404,146	421,186	408,674
Outstanding deferred loan costs				$ 1,059,657		888,179
Wells Fargo Bank | Maximum
Homebuilding debt and other affiliate debt
Unused amount fee, as a percent				30.00%			30.00%
Maximum leverage ratio	2.50%				2.75%		2.75%
Minimum debt service coverage				2.50%			2.50%
Applicable margin				350.00%			350.00%
Wells Fargo Bank | Minimum
Homebuilding debt and other affiliate debt
Unused amount fee, as a percent				15.00%			15.00%
Maximum leverage ratio	1.00%				1.00%		1.00%
Minimum debt service coverage				1.00%			1.00%
Applicable margin				275.00%			275.00%
Wells Fargo Bank | Letter of Credit
Homebuilding debt and other affiliate debt
Borrowing capacity			$ 2,000,000
Wells Fargo Bank | Homebuilding Debt - Other
Homebuilding debt and other affiliate debt
Outstanding deferred loan costs							$ 711,060	973,961
Wells Fargo Bank | Other Affiliates
Homebuilding debt and other affiliate debt
Proceeds from other affiliate debt				$ 136,773		$ 2,154,624	10,851,187	10,025,865	13,259,394
Settlement of co-obligor debt to other affiliates		$ 8,340,545
Repayments of other affiliate debt							$ 918,453	$ 5,624,330	$ 7,499,472